UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:06/30/2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cortina Delpleche
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Cortina Delpleche	Wellesley, MA   08/02/2012
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  125

Form 13F Information Table Value Total:  $273636
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]GW & Wade Asset Management Co., LLC



Quantity	Security	Cusip		Value
46201		3m Company	88579Y101	4140000
71992		Abbott Lab	002824100	4641000
532626		Acme Packet	004764106	9933000
2274		Affil Mgr Grp	008252108	249000
4227		AmericanExpress	025816109	246000
4675		Ameriprise Finl	03076C106	244000
5855		Amgen		018490102	427000
11850		Annaly Capital	035710AA0	199000
3088		Apple Computer	037833100	1803000
5260		Aptargroup Inc	038336103	269000
3395		Ashland Oil Co.	044209104	235000
120250		AT&T Inc Com	00206R102	4288000
12313		Bank of America 060505104	101000
4		Berkshire Hthy	084670207	500000
19007		Blackrock Inc	09247X101	3228000
125130		Bristol Myers 	110122108	4498000
5114		Caterpillar 	149123101	434000
6500		Centurylink 	156700106	257000
52533		Chevron Texaco 	166764100	5542000
26204		Cisco Sys Inc	17275r102	450000
9017		Citigroup Inc	172967101	247000
56638		Clorox		189054109	4104000
66037		Coca Cola	191216100	5163000
48142		Colgate Palm	194162103	5012000
54820		Conocophillips	20825C104	3063000
55104		Con Edison Hldg	209115104	3427000
12697		CVS Caremark	126650100	593000
60380		Dean Foods	242370104	1028000
4107		Directv Com A	25490A101	201000
7581		Disney Walt Co.	254687106	368000
5920		Dr Pepper Snple	26138E109	259000
79355		Dupont		263534109	4013000
29167		EV Tax Mng Gbl	27829F108	242000
71789		EnergyTrsf Part	29273R109	3172000
14590		Exelixis Inc	30161Q104	81000
29709		Exxon Mobil 	30231G102	2542000
2778		Fedex Corp 	31428X106	254000
12480		Fifth Third Ban	316773100	167000
43664		General Dyn	369550108	2880000
221706		General Elec	369604103	4620000
486		Google Inc 	38259p508	282000
34534		Heinz		423074103	1878000
5680		Helmerich&Payne	423452101	247000
74957		Honeywell Intl	438516106	4186000
179813		Intel Corp	458140100	4792000
40360		Intl BusMachine	459200101	7894000
133089		Intl Paper Co	464285105	3848000
12800		Ishs Comex Gld	464285105	199000
14290		Ishs MSCIJapan	464286848	134000
22511		Ishs S&P Cmdy	464287168	685000
64626		Ishs DJ Epac	464288448	1943000
301708		Ishs DJ SelDivx	464287168	16953000
7722		Ishs DJ US Engy	464287796	296000
5485		Ishs DJ US RE	464287739	351000
48962		Ishs MSCI Eafe	464287465	2446000
46398		Ishs MSCI Emer	464287234	1816000
193153		IshsRsl1000Grw	464287614	12213000
33460		IshsRsl1000Indx	464287622	2517000
80226		IshsRsl1000Val	464287598	5473000
30394		IshsRsl2000Grw	464287648	2780000
28950		IshsRsl2000Indx	464287655	2303000
15793		IshsRsl2000Val	464287630	1112000
9609		IshsRsl3000Indx	464287689	772000
19701		IshsRslMidGrw	464287481	1166000
15481		IshsRslMidVal	464287473	717000
9811		IshsS&P500Index	464287953	1342000
7075		IshsS&PLatinAm	464287390	293000
16555		IshsS&PMid400	464287507	1559000
275387		IshsS&PUSPfd	464288687	10748000
69219		J&J		478160104	4676000
15790		JP Morgan	46625H100	564000
52811		Kimberly-Clark	494368103	4424000
6533		Kinder Morgan	494550106	513000
10090		Lexmark Intl 	529771107	268000
41058		McDonalds Corp.	580135101	3635000
9855		Merck & Co.	589331107	411000
134278		Microsoft Corp.	594918104	4108000
201662		Nasdaq Inc & Gr	63110r105	3081000
10940		Occidental Petr	674599105	938000
28667		Oracle Corp	68389X105	851000
97131		Paychex		704326107	3051000
26173		Phillips 66 Com	718546104	870000
10406		Pwrshs Cmdy Idx	73935s105	268000
14080		Pwrshs ETFWilder73935x161	62000
24809		Pwrshs QQQ Ser1	73935A104	1592000
88888		Procter&Gamble	742718109	5444000
13460		Proshs Ult QQQ	74347r206	717000
7135		Public Service	744573106	232000
5943		RoyalDutchShell 780259206	401000
20900		Rydex ETFS&P500	78355W106	1035000
35069		S&P 500 Deposit	78462F103	4773000
40161		Sanmina Corp	800907206	329000
13005		Sara Lee	803111103	241000
94055		Seagate Tech	G7945M107	2326000
32895		Spdr BenIntFin	78355W205	481000
12738		Spdr BenIntTech	81369Y803	366000
6420		Spdr BenIntUtil	81369Y886	237000
69237		Southern Co.	842587107	3206000
8200		SPDR DJ ETF TR	78467x109	1053000
6828		SPDR S&P Mid400	78467Y107	1170000
18784		SPDR DJ Wilsh	78464A805	1905000
4462		SPDR S&P DivETF	78464A763	248000
126995		Sysco Corp.	871829107	3786000
4355		Tyco Intl Ltd	H89128104	230000
17729		Unilever N V	904784709	591000
95548		Unilever Plc 	904767704	3223000
50701		United Parcel	911312106	3993000
41622		United Tech	913017109	3144000
3191		Vgd Bd Indx	921937835	283000
6373		Vgd Emer Vprs	922042858	254000
4336		Vgd Indx Fds	922908736	284000
3665		Vgd Indx VgdGr	922908769	249000
3300		Vgd Scottsdale	02206C870	281000
4795		Verizon Com	92343V104	213000
98999		Waste Mgmt	94106l109	3307000
7780		Wells Fargo	949746101	260000
11363		WT Defa Fd	97717W695	471000
23736		WT Div 100 Fd	97717W406	1277000
15325		WT HighYieldEq	97717W208	704000
5950		WT Intl Div100	97717W786	227000
19965		WT Intl LC Div	97717W794	798000
16065		WT Intl MC Div	97717W778	704000
369148		WT LC Div	97717w309	19358000
22312		WT MC Div	97717W778	1218000
23668		WT Total Div	97717W109	1240000